Document And Entity Information	Sep. 17, 2026
Document Information Line Items
Entity Central Index Key	0001951276
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	SR BANCORP, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41808
Entity Tax Identification Number	92-2601722
Entity Address, Address Line One	220 West Union Avenue
Entity Address, City or Town	Bound Brook
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08805
City Area Code	732
Local Phone Number	560-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SRBK
Entity Emerging Growth Company	false
Entity Ex Transition Period	false